UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2005


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, October 20, 2005


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    45
Form 13F information Table Value Total:    $65,586

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abgenix, Inc.                  COM              00339b107     1289    60000 SH       SOLE                    60000
Advanced Power Technology, Inc COM              00761e108     1814   133110 SH       SOLE                   133110
Amli Residential Properties Tr SH BEN INT       001735109     1046    27500 SH       SOLE                    27500
Benthos, Inc.                  COM              082641101     2061   119180 SH       SOLE                   119180
Beverly Enterprises, Inc.      COM NEW          087851309     1397   119710 SH       SOLE                   119710
Bindview Development Corporati COM              090327107     2574   646635 SH       SOLE                   646635
Callaway Golf Company          COM              131193104      789    57000 SH       SOLE                    57000
Chiron Corp.                   COM              170040109     2764    62206 SH       SOLE                    62206
Computer Horizons Corp.        COM              205908106     1609   369979 SH       SOLE                   369979
Constellation Energy Group     COM              210371100      864    15000 SH       SOLE                    15000
CyberGuard Corporation         COM              231910100     2558   289735 SH       SOLE                   289735
Engineered Support Systems, In COM              292866100     2138    51340 SH       SOLE                    51340
Falconbridge Limited           COM              306104100     1358    45840 SH       SOLE                    45840
Fox & Hound Restaurant Group   COM              351321104      647    42068 SH       SOLE                    42068
Go Remote Internet Communicati COM              382859106      794   478048 SH       SOLE                   478048
Gold Bank Corporation, Inc.    COM              379907108     1344    73770 SH       SOLE                    73770
Guidant Corporation            COM              401698105     1295    20000 SH       SOLE                    20000
I-many, Inc.                   COM              44973q103     1595  1139198 SH       SOLE                  1139198
IDX Systems Corporation        COM              449491109     1505    34250 SH       SOLE                    34250
INAMED Corporation             COM              453235103     1406    16040 SH       SOLE                    16040
IVAX Corporation               COM              465823102     2824    90135 SH       SOLE                    90135
Independence Community Bank Co COM              453414104     1444    36342 SH       SOLE                    36342
Intellisync Corporation        COM              458176104     1781   345157 SH       SOLE                   345157
J. Jill Group Inc.             COM              466189107     1492    78385 SH       SOLE                    78385
La Quinta Corporation          PAIRED CTF       50419u202     1021    91675 SH       SOLE                    91675
Linens 'N Things, Inc.         COM              535679104      853    32085 SH       SOLE                    32085
MBNA Corporation               COM              55262l100     2391    88060 SH       SOLE                    88060
MGI Pharma, Inc.               COM              552880106      584    34008 SH       SOLE                    34008
Maytag Corporation             COM              578592107     2838   150815 SH       SOLE                   150815
Monolithic System Technology I COM              609842109      921   167406 SH       SOLE                   167406
NEON Systems, Inc.             COM              640509105      827   133968 SH       SOLE                   133968
Nextel Partners, Inc. Cl. A    CL A             65333f107     2098    75100 SH       SOLE                    75100
Placer Dome Inc.               COM              725906101     2102    91675 SH       SOLE                    91675
Reebok International Ltd.      COM              758110100     1499    25750 SH       SOLE                    25750
Renal Care Croup, Inc.         COM              759930100      989    20900 SH       SOLE                    20900
Reptron Electronics, Inc.      COM              76026w208       55    93983 SH       SOLE                    93983
Roanoke Electric Steel Corpora COM              769841107      217     9200 SH       SOLE                     9200
Royal Caribbean Cruises Ltd.   COM              V7780T103     1577    35000 SH       SOLE                    35000
SNB Bancshares, Inc.           COM              78460m209      708    40700 SH       SOLE                    40700
Shurgard Storage Centers, Inc  COM              82567d104      595    10500 SH       SOLE                    10500
Siebel Systems, Inc.           COM              826170102     2180   206280 SH       SOLE                   206280
Telesp Celular Participacoes S SPON ADR PFD     87952l108      334    88230 SH       SOLE                    88230
United States Steel Corporatio COM              912909108     1751    36425 SH       SOLE                    36425
Vintage Petroleum, Inc         COM              927460105     2444    45830 SH       SOLE                    45830
Visual Networks, Inc.          COM              928444108     1213   670000 SH       SOLE                   670000